Supplement to the
Fidelity® Capital Appreciation Fund
Class K
December 30, 2024
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Zach Turner (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about September 30, 2025, Mr. Anolic and Mr. Weiner will transition off the fund, and Mr. Turner will assume sole portfolio manager responsibilities.
CAF-K-SUSTK-0425-102 1.9880516.102	April 11, 2025
Supplement to the
Fidelity® Capital Appreciation Fund
December 30, 2024
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Zach Turner (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about September 30, 2025, Mr. Anolic and Mr. Weiner will transition off the fund, and Mr. Turner will assume sole portfolio manager responsibilities.
CAF-SUSTK-0425-101 1.9911562.101	April 11, 2025